Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method		$ 4,414		$ 4,107		$ 1,662
Fair value change on forward exchange derivatives	[1]	(130)		58		(84)
Profit/(loss) from equity accounted investments, related impairments and expenses		574		153		(2,656)
Dividends received from equity accounted investments		895
Vicuna Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	[2]	109		54
Non-current assets		5,057		4,570
Current liabilities	[3]	(119)		(61)
Non-current liabilities	[4]	(12)		(3)
Net assets/(liabilities) – 100%		5,035		4,560
Net assets/(liabilities) – Group share		2,518		2,280
Adjustments to net assets related to accounting policy adjustments		75		76
Carrying amount of investments accounted for using the equity method		2,593		2,356
Revenue – 100%		0
Profit/(loss) – 100%	[5]	(10)		2
Share of profit/(loss) of equity accounted investments		(5)		1
Adjustments to share of profit/(loss) related to accounting policy adjustments		0		(0)
Profit/(loss) from equity accounted investments, related impairments and expenses		(5)		1
Comprehensive income – 100%		(10)		2
Share of comprehensive income/(loss) – Group share in equity accounted investments		(5)		1
Dividends received from equity accounted investments		0		0
Aggregated individually immaterial joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method		0		0
Profit/(loss) from equity accounted investments, related impairments and expenses		0		0		(0)
Share of comprehensive income/(loss) – Group share in equity accounted investments		0		0		(0)
Dividends received from equity accounted investments		0		0		0
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets		2,405		1,773
Non-current assets		7,219		6,944
Current liabilities		(1,561)		(970)
Non-current liabilities		(2,532)		(2,599)
Net assets/(liabilities) – 100%		5,531		5,148
Net assets/(liabilities) – Group share		1,867		1,737
Adjustments to net assets related to accounting policy adjustments		(79)		(76)
Carrying amount of investments accounted for using the equity method		1,788		1,661
Revenue – 100%		7,473		4,627		4,381
Profit/(loss) – 100%		3,029		1,609		1,353
Share of profit/(loss) of equity accounted investments		1,022		543		457
Adjustments to share of profit/(loss) related to accounting policy adjustments		0		(5)		8
Profit/(loss) from equity accounted investments, related impairments and expenses		1,022		538		465
Comprehensive income – 100%		3,029		1,609		1,353
Share of comprehensive income/(loss) – Group share in equity accounted investments		1,022		538		465
Dividends received from equity accounted investments		895		375		397
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method		33		90
Profit/(loss) from equity accounted investments, related impairments and expenses		(123)		(141)		(89)
Share of comprehensive income/(loss) – Group share in equity accounted investments		(123)		(141)		(89)
Dividends received from equity accounted investments		0		0		0
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	[2],[6]	957		877
Non-current assets	[6]	8,142		6,485
Current liabilities	[3],[6]	(3,610)		(6,180)
Non-current liabilities	[4],[6]	(24,912)		(20,404)
Net assets/(liabilities) – 100%		(19,423)		(19,222)	[6]
Net assets/(liabilities) – Group share	[6]	(9,712)		(9,611)
Adjustments to net assets related to accounting policy adjustments	[6]	0
Investment in Samarco	[6],[7]	516		516
Impairment of the carrying value of the investment in Samarco	[6],[8]	(1,041)		(1,041)
Recognised additional share of losses, net of capital contributions	[6]	6,628		7,254
Unrecognised losses	[6],[9]	3,609		2,882
Carrying amount of investments accounted for using the equity method	[6]	0
Revenue – 100%	[6]	1,955		1,598		1,553
Profit/(loss) – 100%	[6],[10]	(4,210)		(4,032)		(6,726)
Share of profit/(loss) of equity accounted investments		(2,105)	[6]	(2,016)	[6]	(3,363)	[2]
Adjustments to share of profit/(loss) related to accounting policy adjustments	[6],[11]	0		(0)		(6)
Additional share of Samarco losses	[6]	600		458		506
Fair value change on forward exchange derivatives	[6]	458		414		(199)
Movement in unrecognised losses	[6],[9]	727		899		30
Profit/(loss) from equity accounted investments, related impairments and expenses	[6]	(320)		(245)		(3,032)
Comprehensive income – 100%	[6]	(4,210)		(4,032)		(6,726)
Share of comprehensive income/(loss) – Group share in equity accounted investments	[6]	(320)		(245)		(3,032)
Dividends received from equity accounted investments		0	[6]	0	[6]	0
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method		4,414		4,107
Profit/(loss) from equity accounted investments, related impairments and expenses		574		153		(2,656)
Share of comprehensive income/(loss) – Group share in equity accounted investments		574		153		(2,656)
Dividends received from equity accounted investments		$ 895		$ 375		$ 397

[1]	Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.
[2]	Includes cash and cash equivalents of US$454 million (2025: US$419 million) in Samarco and US$103 million (2025: US$53 million) in Vicuña.
[3]	Includes current financial liabilities (excluding trade and other payables and provisions) of US$ nil (2025: US$ nil) in Samarco and US$7 million (2025: US$1 million) in Vicuña.
[4]	Includes non-current financial liabilities (excluding trade and other payables and provisions) of US$4,957 million (2025: US$4,625 million) in Samarco and US$13 million (2025: US$3 million) in Vicuña.
[5]	Includes depreciation and amortisation of US$10 million (2025: US$1 million), interest income of US$3 million (2025: US$ nil), interest expense of US$1 million (2025: US$ nil) and income tax benefit/(expense) of US$ nil (2025: US$ nil).
[6]	Refer to note 4 'Significant events – Samarco dam failure' for further information regarding the financial impact of the Samarco dam failure which occurred in November 2015 on BHP Brasil’s share of Samarco’s losses. The financial information disclosed represents the underlying financial information of Samarco updated to reflect the Group’s best estimate of future cost estimates with the obligations set out in the Brazil Settlement Agreement, along with estimates associated with the United Kingdom group action claim.
[7]	Any working capital funding provided to Samarco is capitalised as part of the Group’s investments in joint ventures and disclosed as an impairment included within the Samarco impairment expense line item.
[8]	In the year ended 30 June 2016, BHP Brasil recognised an impairment of US$525 million to impair its investment in Samarco to US$ nil. Subsequently, additional cumulative impairment losses relating to working capital funding of US$516 million have been recognised. Following the Judicial Reorganisation in September 2023, no further working capital funding has been provided.
[9]	Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.
[10]	Includes depreciation and amortisation of US$205 million (2025: US$165 million; 2024: US$165 million), interest income of US$102 million (2025: US$54 million; 2024: US$43 million), interest expense of US$1,400 million (2025: US$1,686 million; 2024: US$807 million), other finance income in relation to the Judicial Reorganisation of US$ nil (2025: US$ nil; 2024: US$1,756 million) and income tax (expense)/benefit of US$(632) million (2025: US$(623) million; 2024: US$999 million).
[11]	Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.